Investments Accounted for Using the Equity Method - Summary of Changes in Investments in Associates and Joint Ventures Accounted For Using the Equity Method (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Investments accounted for using Equity Method, Beginning balance	$ 17,752,778	$ 9,923,933
Additions	1,568,222	38,607,008
Share profit loss	5,702,088	3,281,241	$ 3,177,409
Dividends Declared	(68,676)	(426,845)
Foreign Currency Translation	322,268	(361,196)
Other Comprehensive Income	13,494	1,043,185	359,797
Other Increase (Decrease)	56,057	(34,362,483)
Investments accounted for using Equity Method, before negative equity provision Ending balance	25,346,231	17,704,843
Negative Equity Provision	7,554	47,935
Investments accounted for using Equity Method, Ending balance	$ 25,353,785	$ 17,752,778	9,923,933
HIF H2 S.p.A [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	50.00%	50.00%
Investments accounted for using Equity Method, Beginning balance		$ 1,277
Additions		2,744,259
Share profit loss	$ (7,142)	(2,750,793)
Foreign Currency Translation	(412)	146
Investments accounted for using Equity Method, before negative equity provision Ending balance	(7,554)	(5,111)
Negative Equity Provision	$ 7,554	$ 5,111
Investments accounted for using Equity Method, Ending balance			1,277
Sociedad de Inversiones K Cuatro SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		50.00%
Additions		$ 29,352,972
Share profit loss		(266,328)
Other Increase (Decrease)		$ (29,086,644)
Suministradora De Buses K Cuatro Spa [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		0.50%
Additions		$ 296,809
Share profit loss		(3,259)
Other Increase (Decrease)		$ (293,550)
GNL Chile S.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	33.33%	33.33%
Investments accounted for using Equity Method, Beginning balance	$ 12,404,147	$ 5,706,636
Share profit loss	6,688,098	6,846,528
Foreign Currency Translation	576,392	(149,017)
Investments accounted for using Equity Method, before negative equity provision Ending balance	19,668,637	12,404,147
Investments accounted for using Equity Method, Ending balance	$ 19,668,637	$ 12,404,147	5,706,636
Enel Argentina S A
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	0.08%	0.08%
Investments accounted for using Equity Method, Beginning balance	$ 388,328	$ 387,135
Share profit loss	60,300	(22,337)
Dividends Declared	(68,676)	(42,758)
Foreign Currency Translation	(252,284)	(144,639)
Other Increase (Decrease)	155,694	210,927
Investments accounted for using Equity Method, before negative equity provision Ending balance	283,362	388,328
Investments accounted for using Equity Method, Ending balance	$ 283,362	$ 388,328	387,135
Energas Marina SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	25.00%	25.00%
Additions	$ 98,222	$ 16,493
Share profit loss	61,702	(59,317)
Foreign Currency Translation	(1,428)
Other Increase (Decrease)	(99,637)
Investments accounted for using Equity Method, before negative equity provision Ending balance	58,859	(42,824)
Negative Equity Provision		$ 42,824
Investments accounted for using Equity Method, Ending balance	$ 58,859
Enel AMPCI Ebus Chile SpA [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest		20.00%
Investments accounted for using Equity Method, Beginning balance		$ 3,828,885
Share profit loss		(29,621)
Dividends Declared		(384,087)
Foreign Currency Translation		(67,686)
Other Comprehensive Income		1,033,236
Other Increase (Decrease)		$ (4,380,727)
Investments accounted for using Equity Method, Ending balance			$ 3,828,885
Enel X Way Chile S.p.A. [Member]
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Percentage of total ownership interest	49.00%	49.00%
Investments accounted for using Equity Method, Beginning balance	$ 4,960,303
Additions	1,470,000	$ 6,196,475
Share profit loss	(1,100,870)	(433,632)
Other Comprehensive Income	13,494	9,949
Other Increase (Decrease)		(812,489)
Investments accounted for using Equity Method, before negative equity provision Ending balance	5,342,927	4,960,303
Investments accounted for using Equity Method, Ending balance	$ 5,342,927	$ 4,960,303